Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Common Stock

Note (4) Common Stock

On October 17, 2017, the Company sold a total of 6,300,000 shares to 13 shareholders at $0.01 per share for a total cash consideration of $63,000. Four of the shareholders are related parties.

On October 24, 2017 the Company issued 666,667 shares to 1 shareholder at $0.075 per share for cash consideration of $50,000.

Between November 15, 2017 and December 7, 2017, the Company sold a total of 1,000,000 units for cash consideration of $300,000 at price of $.30 (the “Units”), each unit comprised of one share of common stock and one class A warrant exercisable at $0.50 per share with a term of 24 months. The relative fair value of the stock with embedded warrants was $132,458 for the common stock and $167,542 for the class A warrants. The warrants were valued using the Black-Scholes model with volatility of approximately 163% and discount rates ranging from 1.68% to 1.8%.

Between March 20, 2018 and March 29, 2018, the Company sold a total of 206,000 units for cash consideration of $123,600 at price of $.60 (the “Units”), each unit comprised of one share of common stock and one class B warrant exercisable at $1.20 per share with a term of 24 months. The relative fair value of the stock with embedded warrants was $44,454 for the common stock and $79,146 for the class B Warrants.

Between April 3, 2018 and May 14, 2018, the Company sold a total of 1,150,500 units for cash consideration of $690,300 at price of $.60 (the “Units”), each unit comprised of one share of common stock and one class B warrant exercisable at $1.20 per share with a term of 24 months. The relative fair value of the stock with embedded warrants was $290,996 for the common stock and $399,304 for the class B Warrants.

On June 30, 2018 and December 31, 2017 there were approximately 217 and 189 holders of record and 9,948,077 and 8,591,577 of the Company’s common stock authorized with $0.00001 par value, respectively. All common shares are entitled to one vote per share in all matters submitted to the shareholders. No preferred shares are issued and outstanding at June 30, 2018 and December 31, 2017.

Dividends

The Company has not declared or paid any cash dividends on its common stock nor does it anticipate paying any in the foreseeable future. Furthermore, the Company expects to retain any future earnings to finance its operations and expansion. The payment of cash dividends in the future will be at the discretion of its Board of Directors and will depend upon its earnings levels, capital requirements, any restrictive loan covenants and other factors the Board considers relevant.

Securities Authorized for Issuance under Equity Compensation Plans – None.

Following is a table of warrant and options still outstanding and exercisable along with exercise price and range of remaining term.

Type	Quantity	Exercise Price	Remaining Term
Warrants Class A	1,000,000	$0.50	18 Months
Warrants Class B	1,356,500	$1.20	18-24 Months
Total	2,356,500

Note (3) Common Stock

On October 17, 2017, the Company sold a total of 6,300,000 shares to thirteen accredited investors at $0.01 per share for a total cash consideration of $63,000.

On October 24, 2017 the Company issued 666,667 shares to one shareholder, an accredited investor, at $0.075 per share or cash consideration of $50,000.

Between November 15, 2017 and December 7, 2017, the Company sold a total of 1,000,000 units for cash consideration of $300,000 at price of $.30 (the “$0.30 Units”), each unit comprised of one share of common stock and one class A warrant exercisable at $0.50 per share with a term of 24 months. The relative fair value of the stock with embedded warrants was $132,458 for the common stock and $167,542 for the class A warrants. The warrants were valued using the Black-Scholes model with volatility of approximately 163% and discount rates ranging from 1.68% to 1.8%.

At December 31, 2017 and December 31, 2016, there were approximately 189 and 168 holders of record and 8,591,577 and 624,910 shares of common stock issued and outstanding, respectively. All shares of common stock are entitled to one vote per share in all matters submitted to the shareholders. No preferred shares are issued and outstanding at December 31, 2017 and 2016.

Dividends

The Company has not declared or paid any cash dividends on its common stock nor does it anticipate paying any in the foreseeable future. Furthermore, the Company expects to retain any future earnings to finance its operations and expansion. The payment of cash dividends in the future will be at the discretion of its Board of Directors and will depend upon its earnings levels, capital requirements, any restrictive loan covenants and other factors the Board considers relevant.

Securities Authorized for Issuance under Equity Compensation Plans

None

Following is a table of warrant and options still outstanding and exercisable along with exercise price and range of remaining term.

Type	Quantity	Exercise Price	Remaining Term
Warrants Class A	1,000,000	$0.50	24 Months
Total	1,000,000